Class A Ordinary Shares Subject to Possible Redemption - Summary of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheet (Detail) - Subsidiaries [Member] - USD ($)
	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 02, 2021
Temporary Equity [Line Items]
Gross proceeds received from Initial Public Offering		$ 275,000,000
Plus: Accretion on Class A ordinary shares to redemption value	$ 20,124,954
Class A ordinary shares subject to possible redemption	$ 275,000,000	275,000,000	$ 275,000,000	$ 275,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds received from Initial Public Offering		275,000,000
Less: Fair value of Public Warrants at issuance		(4,620,000)
Less: Offering costs allocated to Class A ordinary shares		(15,504,954)
Plus: Accretion on Class A ordinary shares to redemption value		20,124,954
Class A ordinary shares subject to possible redemption		$ 275,000,000